SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Noncontrolling interest

Noncontrolling interests is separately presented as a component of equity in the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or liquid investments that are placed with banks and other financial institutions and are unrestricted as to withdrawal or use, or have original maturity terms of three months or less.

Investments

Investments consist of held-to-maturity securities and available-for-sale securities. The Group’s held-to-maturity securities consist of short-term investments placed with financial institutions with original maturity terms of greater than three months but less than one year. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost. Investments classified as available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments include cash and cash equivalents, short-term investments, amounts due from related parties and available-for-sale securities. The carrying values of cash and cash equivalents, short-term investments, and amounts due from related parties approximate their fair values due to their short-term maturities. Available-for-sale securities are carried at fair value, as discussed in Note 9.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and the accompanying notes.  Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, valuation allowance for deferred tax assets, share-based compensation, fair value of available-for-sale securities and goodwill impairment. Actual results could differ from those estimates.

Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization.  Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Building	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Acquired intangible assets

Intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Trademark	10 years
Non-Compete Agreement	5 years

Impairment of long-lived assets with definite lives

Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the difference between the fair value and the carrying amount of the assets.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill

Goodwill is not amortized but is evaluated at least annually for impairment following a two-step process.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenues are recognized when earned and are reported net of business taxes and value added taxes.

The primary sources of the Group’s revenues are as follows:

(a)                                 Registration fees

The Group charges each new student a non-refundable registration fee ranging from $48.15 (RMB300) to $80.26 (RMB500) for diagnosis and designing a personalized tutoring plan for the student.  The nonrefundable registration fee is amortized over the estimated average customer relationship life.  The average customer relationship life is estimated based on the Group’s historical data and the estimate is subject to annual assessment or when an event or other changes indicate the estimate is no longer reasonable.

(b)                                 Tuition fees for private personalized tutoring services

Tuition revenues are collected in advance and are initially recorded as deferred revenue.  Tuition revenues are recognized proportionately as the tutoring sessions are delivered.  Deferred revenue relating to unused prepaid tutoring hours of expired contracts are recognized as revenues in the twenty-sixth month after the contract expiration date if no refund has been claimed by then.  The refund period of twenty-six months was determined according to the applicable PRC laws and regulations.  After such period, refund claims are not supported by the applicable PRC laws and regulations.

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries and schools are subject to business taxes and other related surcharges at a rate of 3.3% or 5.5% of gross revenues generated from its private personalized tutoring service. Business taxes are reported as a deduction to revenue when incurred and amounted to $8,429, $11,723 and $13,834 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value added taxes (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, one PRC subsidiary and the VIE’s certain subsidiaries became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $67 for the year ended December 31, 2012.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However,  entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Advertising costs

Advertising costs are expensed as incurred.  The Group incurred advertising costs totaling $10,971, $21,471 and $26,448 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Lease accounting

The Group evaluates each lease for classification as either a capital lease or an operating lease.  If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease.  If an operating lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term.  The term of the Group’s leases typically ranges from one to five years and some of them are subject to renewal at fair market value.

Government subsidies

The Company receives government subsidies from the local government authorities for encouraging local area development and technology development.  Government subsidies are recognized upon receipt as other operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2010, 2011 and 2012, $26, $357 and $164 were received and recognized in other operating income, respectively.

Foreign currency translation

The functional and reporting currency of the Company and Xueda HK is US dollar.  The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries and schools in the PRC is Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), gain (loss) on available-for-sale securities and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Net income (loss) per share

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group used the two-class method of computing net income (loss) per share, for ordinary and preferred shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of ordinary shares was allocated on a pro rata basis to the holders of ordinary and preferred shares to the extent that each class may share income for the period; whereas undistributed net loss was allocated to ordinary shares because preferred shares were not contractually obligated to share the loss.

Basic net income (loss) per share attributable to Xueda Education Group is computed by dividing net income (loss) attributable to Xueda Education Group by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of stock options is computed using treasury stock method.  The dilutive effect of convertible redeemable preferred shares is computed using as-if converted method.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $216,342 and $180,272, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 99.4% and 85.1% of the cash and cash equivalents balances as of December 31, 2011 and 2012, respectively. The Group’s short-term investments of $7,944 and $26,126 as of December 31, 2011 and 2012, respectively, were also denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amount due from related parties and available-for-sale securities.  The Group’s cash and cash equivalents and short-term investments denominated in RMB, which represent substantially all of the Group’s cash and cash equivalents and short-term investments, are held by financial institutions located within the PRC. Financial institutions in the PRC do not have insurance similar to that provided by the Federal Deposit Insurance Corporation in the United States of America. The Group’s investment policy limits its exposure to concentrations of credit risks in relation to its investments.

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

Recent accounting pronouncements not yet adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

•                  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•                  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.